GENERAL (Tables)	12 Months Ended
Dec. 31, 2016
Fiber Company [Member]
Business Acquisition [Line Items]
Schedule of Assets Acquired and Liabilities Assumed
Net assets (including cash of $ 411)	$821
Intangible assets	2,050
Deferred tax assets	474
Deferred tax liabilities	(819)
Goodwill	1,760

Total purchase price	$4,286

Schedule of Intangible Assets
Fair value

Technology	$1,337
Customer relationships	315
Backlog	398

Total intangible assets	$2,050

Schedule of Revenue and Net Earnings
Year ended December 31,
2014

Revenues	$3,763

Net income	$733

Schedule of Unaudited Pro Forma Results
Year ended December 31, 2014
Unaudited

Revenues	$77,999

Net income attributable to Magal shareholders'	$3,156

Basic and diluted income per share	$0.19

Aimetis [Member]
Business Acquisition [Line Items]
Schedule of Assets Acquired and Liabilities Assumed
Net assets (including cash of $ 2,274)	$1,981
Intangible assets	4,520
Adjustment to deferred revenue	671
Deferred tax liabilities, net	(562)
Goodwill	7,859

Total purchase price	$14,469

Schedule of Intangible Assets
Fair value

Technology	$3,759
Customer relationships	761

Total intangible assets	$4,520

Schedule of Revenue and Net Earnings
Year ended December 31,
2016

Revenues	$5,047

Net loss	$(2,667)

Schedule of Unaudited Pro Forma Results
	Year ended December 31,
	2015	2016
	Unaudited

Revenues	$71,709	$69,956

Net income (loss) attributable to Magal shareholders'	$2,134	$(73)

Basic and diluted income (loss) per share	$0.13	$0.00